Condensed Interim Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - CAD ($) $ in Thousands	Share capital	Contributed surplus	Retained earnings	Total
Balance at Dec. 31, 2024	$ 164,402	$ 8,921	$ 648,108
Stock-based compensation		2,836
Issuance of shares on exercise of share units	2,470	(3,443)
Issuance of shares on exercise on rights offering
Share issuance costs, net of tax
Net income (loss) and comprehensive income (loss)			56,142	$ 56,142
Balance at Sep. 30, 2025	166,872	8,314	704,250
Total shareholders’ equity				879,436
Balance at Dec. 31, 2025	462,935	8,310	695,612	1,166,857
Stock-based compensation		285
Issuance of shares on exercise of share units	168	(541)
Issuance of shares on exercise on rights offering	774,285
Share issuance costs, net of tax	(1,332)
Net income (loss) and comprehensive income (loss)			(40,492)	(40,492)
Balance at Sep. 30, 2026	$ 1,236,056	$ 8,054	$ 655,120	1,899,230
Total shareholders’ equity				$ 1,899,230